Segment information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,561,399	$ 42,297,612	$ 39,902,342
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,561,399	42,297,612	39,346,217
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 556,125